Reserves - Schedule of Movement in Share-Based Payment Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
As of July 1	$ 24,294	$ 4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors Lux	0	22,576
Add: Share based payment expense for the period from December 19, 2023 to December 31, 2024	1,697	112
Increase (Decrease) Through Issuance Of Equity To Employees, Reserve Of Share-Based Payments	(3,167)	0
Issuance Of Equity To Directors, Reserve Of Share-Based Payments	1,260	0
Forfeiture of shares	(147)	0
As of December 31	$ 23,937	$ 22,692